UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-5522
RIVERSOURCE SECTOR SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer – 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 6/30
Date of reporting period: 3/31

Portfolio of Investments
RiverSource Dividend Opportunity Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (91.5%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.0%)
Honeywell International, Inc.	287,224	(d)	$13,002,630

Auto Components (0.8%)
Johnson Controls, Inc.	304,726	(d)	10,052,911

Beverages (1.3%)
Diageo PLC, ADR	132,881	(c,d)	8,962,823
The Coca-Cola Co.	140,983		7,754,065

Total			16,716,888

Chemicals (5.1%)
Air Products & Chemicals, Inc.	98,462		7,281,265
Eastman Chemical Co.	149,195		9,500,738
EI du Pont de Nemours & Co.	754,815		28,109,310
Olin Corp.	358,080	(d)	7,025,530
The Dow Chemical Co.	486,264	(d)	14,378,826

Total			66,295,669

Commercial Banks (2.8%)
Bank of Montreal	81,201	(c)	4,928,901
National Australia Bank Ltd.	553,441	(c,d)	13,974,167
The Toronto-Dominion Bank	67,648	(c,d)	5,045,188
US Bancorp	247,294	(d)	6,399,969
Wells Fargo & Co.	191,502		5,959,542

Total			36,307,767

Commercial Services & Supplies (2.1%)
Deluxe Corp.	329,733	(d)	6,403,415
Pitney Bowes, Inc.	385,091	(d)	9,415,475
RR Donnelley & Sons Co.	318,109		6,791,627
Waste Management, Inc.	133,499	(d)	4,596,371

Total			27,206,888

Containers & Packaging (1.2%)
Packaging Corp of America	607,021	(d)	14,938,787

Distributors (0.5%)
Genuine Parts Co.	154,296	(d)	6,517,463

Diversified Financial Services (1.1%)
Bank of America Corp.	422,576		7,542,982
JPMorgan Chase & Co.	147,703		6,609,709

Total			14,152,691

Issuer	Shares		Value(a)
Diversified Telecommunication Services (12.0%)
AT&T, Inc.	1,421,320		36,726,908
BT Group PLC	3,314,125	(c)	6,231,156
CenturyTel, Inc.	531,805	(d)	18,857,805
Deutsche Telekom AG, ADR	434,982	(c)	5,872,257
Frontier Communications Corp.	1,070,350	(d)	7,963,404
Qwest Communications International, Inc.	3,619,467	(d)	18,893,618
Telefonos de Mexico SAB de CV, ADR, Series L	588,087	(c,d)	9,174,157
Telmex Internacional SAB de CV, ADR	160,965	(c,d)	3,103,405
Telstra Corp., Ltd.	2,218,626	(c)	6,086,414
Verizon Communications, Inc.	1,093,777		33,928,963
Windstream Corp.	794,122	(d)	8,647,989

Total			155,486,076

Electric Utilities (3.8%)
American Electric Power Co., Inc.	179,545		6,136,848
Duke Energy Corp.	662,360	(d)	10,809,715
Pepco Holdings, Inc.	545,602	(d)	9,357,074
Pinnacle West Capital Corp.	201,646	(d)	7,608,104
Progress Energy, Inc.	161,283	(d)	6,348,099
Southern Co.	193,352	(d)	6,411,552
UIL Holdings Corp.	83,939	(d)	2,308,323

Total			48,979,715

Electrical Equipment (1.0%)
Hubbell, Inc., Class B	244,641		12,337,246

Energy Equipment & Services (2.1%)
Halliburton Co.	317,914		9,578,749
Schlumberger Ltd.	90,451	(d)	5,740,020
Transocean Ltd.	142,061	(b,c)	12,271,229

Total			27,589,998

Food Products (2.1%)
B&G Foods, Inc., Class A	962,899	(d)	10,091,182
ConAgra Foods, Inc.	381,318	(d)	9,559,642
Kraft Foods, Inc., Class A	135,168	(d)	4,087,480
Sara Lee Corp.	202,900		2,826,397

Total			26,564,701

Gas Utilities (1.0%)
Nicor, Inc.	321,463	(d)	13,475,729

Household Durables (1.3%)
Newell Rubbermaid, Inc.	190,644	(d)	2,897,789
Tupperware Brands Corp.	276,191	(d)	13,317,930

Total			16,215,719

Industrial Conglomerates (0.4%)
Tomkins PLC	1,408,563	(c)	5,044,483

Insurance (3.3%)
Aviva PLC, ADR	523,948	(c)	6,282,137
Marsh & McLennan Companies, Inc.	124,896	(d)	3,049,960
Montpelier Re Holdings Ltd.	341,401	(c,d)	5,738,951
The Allstate Corp.	235,487		7,608,585
Unitrin, Inc.	84,659	(d)	2,374,685
XL Capital Ltd., Class A	963,724	(c)	18,214,383

Total			43,268,701

Issuer	Shares		Value(a)
Machinery (2.2%)
Caterpillar, Inc.	345,308	(d)	21,702,607
Harsco Corp.	219,006	(d)	6,995,052

Total			28,697,659

Media (2.7%)
Cinemark Holdings, Inc.	181,191	(d)	3,323,043
National CineMedia, Inc.	701,818	(d)	12,113,379
Regal Entertainment Group, Class A	1,147,970	(d)	20,169,833

Total			35,606,255

Metals & Mining (2.1%)
Compass Minerals International, Inc.	169,593	(d)	13,606,446
Rio Tinto PLC, ADR	25,333	(c)	5,997,081
Southern Copper Corp.	109,413		3,465,110
United States Steel Corp.	64,853	(d)	4,119,463

Total			27,188,100

Multiline Retail (0.1%)
Macy’s, Inc.	52,880	(d)	1,151,198

Multi-Utilities (4.9%)
Ameren Corp.	89,182		2,325,867
CH Energy Group, Inc.	73,363	(d)	2,996,145
Consolidated Edison, Inc.	244,679	(d)	10,898,003
Dominion Resources, Inc.	212,416	(d)	8,732,422
DTE Energy Co.	168,719	(d)	7,524,867
Nationl Grid PLC	1,122,604	(c)	10,928,275
NiSource, Inc.	266,506	(d)	4,210,795
NSTAR	53,106	(d)	1,881,015
Public Service Enterprise Group, Inc.	153,417		4,528,870
Sempra Energy	75,546		3,769,745
Xcel Energy, Inc.	239,501		5,077,421

Total			62,873,425

Oil, Gas & Consumable Fuels (13.3%)
BP PLC, ADR	821,177	(c,d)	46,864,572
Chevron Corp.	610,309		46,279,731
Crude Carriers Corp.	223,642	(b,c)	3,808,623
Enbridge Energy Management LLC	1	(b)	29
Enbridge, Inc.	677,015	(c)	32,327,466
ENI SpA	385,828	(c)	9,052,163
General Maritime Corp.	115,861	(d)	833,041
Kinder Morgan Management LLC	—	(b,e)	1
Royal Dutch Shell PLC, ADR	264,788	(c)	15,320,634
Ship Finance International Ltd.	127,560	(c,d)	2,265,466
Spectra Energy Corp.	346,070	(d)	7,796,957
TransCanada Corp.	248,984	(c,d)	9,152,652

Total			173,701,335

Paper & Forest Products (1.0%)
MeadWestvaco Corp.	323,030	(d)	8,253,416
Weyerhaeuser Co.	107,570	(d)	4,869,694

Total			13,123,110

Issuer	Shares		Value(a)
Pharmaceuticals (10.1%)
Abbott Laboratories	57,796		3,044,693
Biovail Corp.	553,864	(c)	9,288,299
Bristol-Myers Squibb Co.	1,486,202		39,681,594
Johnson & Johnson	166,774		10,873,665
Merck & Co., Inc.	825,496		30,832,275
Pfizer, Inc.	2,123,760		36,422,484

Total			130,143,010

Real Estate Investment Trusts (REITs) (0.6%)
Pebblebrook Hotel Trust	109,346	(b)	2,299,546
ProLogis	297,809	(d)	3,931,079
Ventas, Inc.	35,206	(d)	1,671,581

Total			7,902,206

Semiconductors & Semiconductor Equipment (3.9%)
Intel Corp.	954,795		21,253,737
Maxim Integrated Products, Inc.	198,905	(d)	3,856,768
Microchip Technology, Inc.	701,521	(d)	19,754,831
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	588,787	(c,d)	6,176,376

Total			51,041,712

Specialty Retail (0.7%)
Foot Locker, Inc.	396,835	(d)	5,968,398
Limited Brands, Inc.	127,688		3,143,679

Total			9,112,077

Thrifts & Mortgage Finance (0.3%)
Capitol Federal Financial	95,005	(d)	3,558,887

Tobacco (5.7%)
Lorillard, Inc.	558,893		42,051,109
Philip Morris International, Inc.	596,874		31,132,948

Total			73,184,057

Trading Companies & Distributors (0.5%)
Babcock & Brown Air Ltd., ADR	682,131	(c)	7,053,235

Wireless Telecommunication Services (0.5%)
Vodafone Group PLC, ADR	251,431	(c,d)	5,855,828

Total Common Stocks (Cost: $1,152,638,599)			$1,184,346,156

Preferred Stocks (0.6%)

Issuer	Shares		Value(a)
Property & Casualty
XL Capital Ltd.
10.75% Cv	250,000	(c)	$7,202,500

Total Preferred Stocks (Cost: $6,250,000)			$7,202,500

Bonds (0.4%)

	Coupon	Principal
Issuer	rate	amount	Value(a)
Automotive
Ford Motor
Sr Unsecured Cv
11-15-16	4.25%	$3,321,000	$4,996,611

Total Bonds (Cost: $3,321,000)			$4,996,611

Equity-Linked Notes (6.3%)(f)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Barclays
Yield Structured Note
05-17-10	13.28%	$24,000,000	(c,g)	$24,837,600
Morgan Stanley
Performance Equity-Linked Redemption Quarterly-pay Securities (PERQS)
06-22-10	—	11,999,996	(g,j)	11,966,847
The Goldman Sachs Group
Uncapped Tactical Exchangeable Notes
06-22-10	21.50	45,000,000	(g,j)	45,195,750

Total Equity-Linked Notes (Cost: $80,999,996)				$82,000,197

Money Market Fund (0.9%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	11,655,372	(h)	$11,655,372

Total Money Market Fund (Cost: $11,655,372)			$11,655,372

Investments of Cash Collateral Received for Securities on Loan (26.6%)

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Asset-Backed Commercial Paper (2.7%)
Elysian Funding LLC
04-15-10	0.55%	$9,986,861	$9,986,861
Grampian Funding LLC
04-15-10	0.25	4,998,993	4,998,993
Rhein-Main Securitisation
04-26-10	0.27	4,998,800	4,998,800
Versailles Commercial Paper LLC
04-12-10	0.23	9,998,019	9,998,019
04-15-10	0.28	4,998,794	4,998,794

Total			34,981,467

Certificates of Deposit (18.4%)
Australia and New Zealand Bank Group
05-04-10	0.32	5,000,000	5,000,000
05-24-10	0.31	5,000,000	5,000,000
Banco di Brescia
04-12-10	0.31	4,998,666	4,998,666
05-11-10	0.39	9,993,481	9,993,481
Banco Popular Espanol
04-26-10	0.35	4,997,085	4,997,085
Banco Santander Central Hispano
04-06-10	0.30	10,000,000	10,000,000
04-19-10	0.31	5,000,000	5,000,000
Bank of Nova Scotia
05-06-10	0.30	5,000,000	5,000,000
Banque et Caisse d’Epargne de l’Etat
04-19-10	0.28	4,998,778	4,998,778
Banque Federative du Credit Mutuel
04-01-10	0.32	4,997,157	4,997,157
04-06-10	0.36	999,094	999,094
06-02-10	0.37	3,996,221	3,996,221

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
BNP Paribas
04-08-10	0.26	5,000,000	5,000,000
Clydesdale Bank
04-12-10	0.25	5,000,000	5,000,000
04-30-10	0.25	4,997,918	4,997,918
Credit Agricole
04-01-10	0.18	10,000,000	10,000,000
Credit Industrial et Commercial
05-10-10	0.35	5,000,000	5,000,000
Credit Suisse
04-23-10	0.32	10,000,000	10,000,000
05-24-10	0.32	5,000,000	5,000,000
Dexia Bank
04-26-10	0.33	1,000,000	1,000,000
Dexia Credit Local
04-12-10	0.28	7,000,000	7,000,000
DZ Bank
04-01-10	0.22	4,999,053	4,999,053
Fortis Bank
04-19-10	0.27	10,000,000	10,000,000
Hong Kong Shanghai Bank
04-06-10	0.22	15,000,000	15,000,000
KBC Bank
04-12-10	0.28	5,000,000	5,000,000
Landeskreditbank Baden-Wuerttemberg — Foerderbank
06-24-10	0.35	12,500,000	12,500,000
Mitsubishi UFJ Trust and Banking
06-03-10	0.28	5,000,000	5,000,000
Natixis
04-12-10	0.27	7,996,351	7,996,351
04-26-10	0.24	5,000,000	5,000,000
Norinchukin Bank
04-08-10	0.25	7,000,000	7,000,000
NyKredit Bank
06-18-10	0.38	5,000,000	5,000,000
06-22-10	0.38	3,000,000	3,000,000
Raiffeisen Zentralbank Oesterreich
04-01-10	0.31	15,000,000	15,000,000
Sumitomo Mitsui Banking
04-19-10	0.29	5,000,000	5,000,000
04-26-10	0.29	5,000,000	5,000,000
Unicredit BK
04-06-10	0.30	5,000,000	5,000,000
Unicredito Italiano
05-17-10	0.30	5,000,000	5,000,000
United Overseas Bank
05-26-10	0.30	5,000,000	5,000,000

Total			238,473,804

Commercial Paper (0.2%)
Citigroup Funding
04-26-10	0.26	1,999,494	1,999,494

Repurchase Agreements (5.3%)(i)
Banc of America Securities LLC dated 03-31-10, matures 04-01-10, repurchase price
$19,176,501	0.05	19,176,474	19,176,474
Cantor Fitzgerald dated 03-31-10, matures 04-01-10, repurchase price
$15,000,021	0.05	15,000,000	15,000,000

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Goldman Sachs dated 03-31-10, matures 04-30-10, repurchase price $15,002,750	0.22	15,000,000	15,000,000
Nomura Securities dated 03-31-10, matures 04-01-10, repurchase price $5,000,007	0.05	5,000,000	5,000,000
Pershing LLC dated 03-31-10, matures 04-01-10, repurchase price $5,000,031	0.22	5,000,000	5,000,000
RBS Securities dated 03-31-10, matures 04-01-10, repurchase price $10,000,117	0.42	10,000,000	10,000,000

Total			69,176,474

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $344,631,239)			$344,631,239

Total Investments in Securities (Cost: $1,599,496,206)(k)			$1,634,832,075

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

ADR — American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At March 31, 2010, the value of foreign securities, excluding short-term securities, represented 23.71% of net assets.

(d)	At March 31, 2010, security was partially or fully on loan.

(e)	Represents fractional shares.

(f)	Equity-Linked Notes (ELNs) are notes created by a counterparty, typically an investment bank, that may bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities of third party issuers or the value of an index. The exchanged value may be limited to an amount less than the actual value of the underlying stocks or value of an index at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

(g)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2010 was $82,000,197 representing 6.33% of net assets. Information concerning such security holdings at March 31, 2010 is as follows:

	Acquisition
Security	dates	Cost

Barclays
Yield Structured Note
13.28% 2010	02-04-10	$24,000,000
Morgan Stanley
Performance Equity-Linked Redemption Quarterly-pay Securities (PERQS) —% 2010	03-23-10	11,999,996
The Goldman Sachs Group
Uncapped Tactical Exchangeable Notes
21.50% 2010	03-22-10	$45,000,000
(h) Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.
(i) The table below represents securities received as collateral subject to repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.05%)

Security description	Value (a)

Fannie Mae REMICS	$1,204,285
Freddie Mac REMICS	2,976,142
Government National Mortgage Association	15,379,577

Total market value of collateral securities	$19,560,004

Cantor Fitzgerald (0.05%)

Security description	Value (a)

Fannie Mae Grantor Trust	$589
Fannie Mae Interest Strip	39,960
Fannie Mae Pool	10,899,726
Fannie Mae REMICS	635,854
Fannie Mae Whole Loan	11,315
Federal Home Loan Mortgage Corp	340,478
Freddie Mac Non Gold Pool	1,600,460
Freddie Mac Reference REMIC	20,942
Freddie Mac REMICS	239,976
Freddie Mac Strips	22,259
Ginnie Mae I Pool	248,001
Ginnie Mae II Pool	396,608
Government National Mortgage Association	111,721
United States Treasury Bill	96,118
United States Treasury Inflation Indexed Bonds	17,344
United States Treasury Note/Bond	4
United States Treasury Strip Coupon	535,925
United States Treasury Strip Principal	82,720

Total market value of collateral securities	$15,300,000

Goldman Sachs (0.22%)

Security description	Value (a)

Allied Irish Banks PLC/New York NY	$4,640,366
BNP Paribas NY	4,975,788
Societe Generale NY	6,133,846

Total market value of collateral securities	$15,750,000

Nomura Securities (0.05%)

Security description	Value (a)

Fannie Mae Pool	$3,697,890
Freddie Mac Gold Pool	1,402,110

Total market value of collateral securities	$5,100,000

Pershing LLC (0.22%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$20,071
Fannie Mae Pool	2,018,491
Fannie Mae REMICS	484,606
Federal Home Loan Banks	7,650
Federal Home Loan Mortgage Corp	28,456
Federal National Mortgage Association	65,121
Freddie Mac Gold Pool	921,900
Freddie Mac Non Gold Pool	43,280
Freddie Mac Reference REMIC	12,342
Freddie Mac REMICS	91,382
Ginnie Mae I Pool	141,440
Ginnie Mae II Pool	56,707
Government National Mortgage Association	181,638
United States Treasury Inflation Indexed Bonds	24,096
United States Treasury Note/Bond	923,648
United States Treasury Strip Principal	79,172

Total market value of collateral securities	$5,100,000

RBS Securities (0.42%)

Security description	Value (a)

Accredited Mortgage Loan Trust	$57,535
ACE Securities Corp	115,873
Aegis Asset Backed Securities Trust	85,031
American Express Credit Account Master Trust	213,386
AmeriCredit Automobile Receivables Trust	50,646
Ameriquest Mortgage Securities Inc	96,197
Amortizing Residential Collateral Trust	30,342
BA Credit Card Trust	182,077
Bank of America Auto Trust	2,250
BMW Vehicle Lease Trust	386,041
Capital Auto Receivables Asset Trust	995,226
Capital One Multi-Asset Execution Trust	568,812
Capital One Prime Auto Receivables Trust	21,744
Chase Issuance Trust	402,459
Citibank Credit Card Issuance Trust	438,364
Citigroup Commercial Mortgage Trust	97,035
CNH Equipment Trust	4,936
Countrywide Asset-Backed Certificates	225,484
Credit-Based Asset Servicing and Securitization LLC	119,041
Fifth Third Auto Trust	76,914
First Franklin Mortgage Loan Asset Backed Certificates	215,046
Ford Credit Auto Owner Trust	166,165
Franklin Auto Trust	21,423
GE Business Loan Trust	122,992
Goal Capital Funding Trust	14,222
Green Tree Mortgage Loan Trust	136,108
Greenwich Capital Commercial Funding Corp	335,416
GS Mortgage Securities Corp II	458,800
Hampden CBO Ltd	372,499
Harley-Davidson Motorcycle Trust	40,384
Honda Auto Receivables Owner Trust	21,230
Household Automotive Trust	80,133
Household Credit Card Master Note Trust I	24,957
HSBC Home Equity Loan Trust	732,453
Hyundai Auto Receivables Trust	1,264
Impac CMB Trust	23,677
John Deere Owner Trust	74,338
JP Morgan Chase Commercial Mortgage Securities Corp	9,494
Keycorp Student Loan Trust	32,755
Massachusetts Educational Financing Authority	62,519
MBNA Credit Card Master Note Trust	1,002,873
MBNA Master Credit Card Trust	1,013
Merrill Auto Trust Securitization	775,221
Merrill Lynch/Countrywide Commercial Mortgage Trust	509,043
Morgan Stanley Capital I	15,612
Nelnet Student Loan Trust	345,574
Nissan Auto Lease Trust	160,339
Nissan Auto Receivables Owner Trust	341,702
Petra CRE CDO Ltd	76,791
SLM Student Loan Trust	106,185
Soundview Home Equity Loan Trust	16,823
Structured Asset Investment Loan Trust	33,589

Total market value of collateral securities	$10,500,033

(j) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $57,162,597 or 4.41% of net assets.
(k) At March 31, 2010, the cost of securities for federal income tax purposes was approximately $1,599,496,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$137,545,000
Unrealized depreciation	(102,209,000)

Net unrealized appreciation	$35,336,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated Dec. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)	$1,184,346,156	$—	$—	$1,184,346,156
Preferred Stocks
Property & Casualty	—	7,202,500	—	7,202,500

Total Equity Securities	1,184,346,156	7,202,500	—	1,191,548,656

Bonds
Corporate Debt Securities	—	4,996,611	—	4,996,611

Total Bonds	—	4,996,611	—	4,996,611

Other
Equity-Linked Notes	—	82,000,197	—	82,000,197
Affiliated Money Market Fund(b)	11,655,372	—	—	11,655,372
Investments of Cash Collateral Received for Securities on Loan(c)	—	344,631,239	—	344,631,239

Total Other	11,655,372	426,631,436	—	438,286,808

Total	$1,196,001,528	$438,830,547	$—	$1,634,832,075

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Portfolio of Investments
RiverSource Real Estate Fund
March 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.4%)

Issuer	Shares		Value(a)
Hotels, Restaurants & Leisure (1.6%)
Starwood Hotels & Resorts Worldwide, Inc.	64,482		$3,007,440

Real Estate Investment Trusts (REITs) (95.0%)
Acadia Realty Trust	116,396		2,078,833
Alexandria Real Estate Equities, Inc.	60,672		4,101,427
AMB Property Corp.	167,742	(c)	4,569,292
Apartment Investment & Management Co., Class A	107,514		1,979,333
AvalonBay Communities, Inc.	78,206		6,753,088
Boston Properties, Inc.	120,318		9,076,790
Brookfield Properties Corp.	321,193		4,933,524
Camden Property Trust	91,029		3,789,537
Corporate Office Properties Trust	97,025		3,893,613
DiamondRock Hospitality Co.	61,496	(b,c)	621,725
Digital Realty Trust, Inc.	94,438	(c)	5,118,540
Douglas Emmett, Inc.	125,622		1,930,810
EastGroup Properties, Inc.	23,820		898,967
Equity Lifestyle Properties, Inc.	65,470		3,527,524
Equity Residential	254,126		9,949,033
Essex Property Trust, Inc.	53,468		4,809,447
Federal Realty Investment Trust	76,447		5,566,106
HCP, Inc.	142,193		4,692,369
Highwoods Properties, Inc.	104,959		3,330,349
Home Properties, Inc.	47,652		2,230,114
Host Hotels & Resorts, Inc.	543,410		7,960,957
Kimco Realty Corp.	347,532		5,435,400
LaSalle Hotel Properties	128,293		2,989,227
Liberty Property Trust	52,115		1,768,783
Mid-America Apartment Communities, Inc.	46,318		2,398,809
Pebblebrook Hotel Trust	32,922	(b)	692,350
ProLogis	511,097	(c)	6,746,480
Public Storage	133,757		12,304,306
Ramco-Gershenson Properties Trust	76,338	(c)	859,566
Regency Centers Corp.	84,622	(c)	3,170,786
Senior Housing Properties Trust	178,606		3,956,123
Simon Property Group, Inc.	230,983		19,379,474
SL Green Realty Corp.	48,115		2,755,546
Sunstone Hotel Investors, Inc.	69,078	(b)	771,601
Taubman Centers, Inc.	72,598		2,898,112
The Macerich Co.	78,929		3,023,770
Ventas, Inc.	163,765		7,775,562
Vornado Realty Trust	133,120		10,077,184

Total			178,814,457

Issuer	Shares		Value(a)
Real Estate Management & Development (1.8%)
CB Richard Ellis Group, Inc., Class A	127,592	(b)	2,022,334
Forest City Enterprises, Inc., Class A	89,506	(b)	1,289,781

Total			3,312,115

Total Common Stocks (Cost: $167,637,771)			$185,134,012

Money Market Fund (0.3%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	624,974	(d)	$624,974

Total Money Market Fund (Cost: $624,974)			$624,974

Investments of Cash Collateral Received for Securities on Loan (1.0%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	1,834,788	$1,834,788

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $1,834,788)		$1,834,788

Total Investments in Securities (Cost: $170,097,533)(e)		$187,593,774

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Dec. 31, 2009.

(b)	Non-income producing.

(c)	At March 31, 2010, security was partially or fully on loan.

(d)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at March 31, 2010.

(e)	At March 31, 2010, the cost of securities for federal income tax purposes was approximately $170,098,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$28,040,000
Unrealized depreciation	(10,544,000)

Net unrealized appreciation	$17,496,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Fair value at March 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$185,134,012	$—	$—	$185,134,012

Total Equity Securities	185,134,012	—	—	185,134,012

Other
Affiliated Money Market Fund(b)	624,974	—	—	624,974
Investments of Cash Collateral Received for Securities on Loan(c)	1,834,788	—	—	1,834,788

Total Other	2,459,762	—	—	2,459,762

Total	$187,593,774	$—	$—	$187,593,774

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource Sector Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date May 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date May 26, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date May 26, 2010